Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net operating revenue	$ 38,403	$ 38,056	$ 41,784
Cost of goods sold and services rendered	(24,947)	(24,265)	(24,089)
Gross profit	13,456	13,791	17,695
Operating expenses
Selling and administrative	(641)	(622)	(553)
Research and development	(693)	(790)	(723)
Pre-operating and operational stoppage	(268)	(403)	(450)
Other operating expenses, net	(1,358)	(1,489)	(1,498)
Impairment and result on disposals of non-current assets, net	(4,599)	301	(266)
Operating income	5,897	10,788	14,205
Financial income	501	422	432
Financial expenses	(1,647)	(1,473)	(1,459)
Other financial items, net	120	(2,772)	(919)
Equity results and other results in associates and joint ventures	(218)	(269)	(1,108)
Income before income taxes	4,653	6,696	11,151
Income taxes	(2,670)	(721)	(3,046)
Net income	1,983	5,975	8,105
Net income (loss) attributable to noncontrolling interests	(369)	(191)	122
Net income attributable to Vale S.A.'s shareholders	$ 2,352	$ 6,166	$ 7,983